BORROWINGS	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
BORROWINGS	BORROWINGS
Non-recourse borrowings
Non-recourse borrowings are typically asset-specific, long-term, non-recourse borrowings denominated in the domestic currency of the subsidiary. Non-recourse borrowings in North America and Europe consist of both fixed and floating interest rate debt indexed to the Secured Overnight Financing Rate (“SOFR”), the Sterling Overnight Index Average (“SONIA”), the Euro Interbank Offered Rate (“EURIBOR”) and the Canadian Overnight Repo Rate Average (“CORRA”). Brookfield Renewable uses interest rate swap agreements in North America and Europe to minimize its exposure to floating interest rates. Non-recourse borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, or Interbank Deposit Certificate rate (“CDI”), plus a margin. Non-recourse borrowings in Colombia consist of both fixed and floating interest rates indexed to Indicador Bancario de Referencia rate (“IBR”), the Banco Central de Colombia short-term interest rate, and Colombian Consumer Price Index (“IPC”), Colombia inflation rate, plus a margin.
The composition of non-recourse borrowings is presented in the following table:

	June 30, 2026				December 31, 2025
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)(2)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)
Hydroelectric	8.2	8	$9,327	$9,570	7.5	5	$9,310	$9,368
Wind	5.0	6	2,185	2,159	5.8	7	2,114	2,103
Solar	4.9	9	3,988	3,943	5.9	9	3,926	3,891
Total	6.9	8	$15,500	$15,672	6.9	6	$15,350	$15,362
Add: Unamortized premiums and discounts(2)			9				9
Less: Unamortized financing fees(2)			(89)				(95)
Less: Current portion			(1,284)				(2,772)
			$14,136				$12,492
(1)Includes nil (2025: $1 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Unamortized premiums, discounts and financing fees are amortized over the terms of the borrowing.

Supplemental Information
The following table outlines changes in the company's borrowings as at June 30, 2026:

(MILLIONS)	As at December 31, 2025	Net cash flows from financing activities	Non-cash
			Transfer to liabilities directly associated with assets held for sale	Other(1)	As at June 30, 2026
Non-recourse borrowings	$15,264	$532	(752)	$376	$15,420
(1)Includes foreign exchange and amortization of unamortized premiums, discounts and financing fees.